Summarised Financial Information (Tables) - Statement Preparation In Anticipation Of Exchange Offer	6 Months Ended
Jun. 30, 2020
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Summarised Financial Information of Income Statement

Notes to the Interim Financial Statements

Summarised financial information cont…

	Summarised Financial Information

Six months ended 30 June 2020

	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN

	£m	£m	£m	£m	£m	£m

Income Statement

Revenue	—	—	—	—	—	—

(Loss)/profit from operations	(19)	3	(1)	—	(3)	—

Dividend income	—	—	—	—	2,310	—

Net finance income/(costs)	49	425	96	—	(456)	—

Profit/(loss) before taxation	30	428	95	—	1,851	—

Taxation on ordinary activities	—	(98)	—	—	109	—

Profit/(loss) for the period	30	330	95	—	1,960	—

Intercompany Transactions - Income Statement

Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(19)	3	(1)	—	8	—

Transactions with non-issuer/non-guarantor subsidiaries net finance income/(cost)	5	573	419	—	16	—

Dividend income from non-issuer/non-guarantor subsidiaries	—	—	—	—	2,310	—

Notes to the Interim Financial Statements

	Summarised Financial Information

Six months ended 30 June 2019

	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN

	£m	£m	£m	£m	£m	£m

Income Statement

Revenue	—	—	—	—	—	—

Loss from operations	(17)	(2)	(2)	—	(3)	(2)

Dividend income	—	—	—	—	1,893	5

Net finance income/(costs)	48	16	96	—	(217)	—

Profit/(loss) before taxation	31	14	94	—	1,673	3

Taxation on ordinary activities	—	(3)	4	—	50	—

Profit/(loss) for the period	31	11	98	—	1,723	3

Intercompany Transactions - Income Statement

Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(17)	(2)	(2)	—	11	(2)

Transactions with non-issuer/non-guarantor subsidiaries net finance income	8	338	329	—	16	—

Dividend income from non-issuer/non-guarantor subsidiaries	—	—	—	—	1,893	5

Summarised Financial Information of Balance Sheet

Notes to the Interim Financial Statements

Summarised financial information cont…

	Summarised Financial Information

As at 30 June 2020

	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN

	£m	£m	£m	£m	£m	£m

Balance Sheet

Non-current assets	236	19,594	10,734	1,531	451	35

Current assets	4,427	4,150	32,538	28	1,060	19

Non-current liabilities	1,580	18,324	16,929	1,531	10,424	9

Non-current borrowings	1,571	18,165	16,687	1,531	10,364	—

Other non-current liabilities	9	159	242	—	60	9

Current liabilities	48	5,361	24,852	28	1,366	5

Current borrowings	12	5,234	24,499	28	113	3

Other current liabilities	36	127	353	—	1,253	2

Intercompany Transactions - Balance Sheet

Amounts due from non-issuer/non-guarantor subsidiaries	4,380	16,377	38,936	—	1,479	18

Amounts due to non-issuer/non-guarantor subsidiaries	10	4,030	16,581	—	82	3

Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	26,074	1,523

Notes to the Interim Financial Statements

	Summarised Financial Information

As at 31 December 2019

	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN

	£m	£m	£m	£m	£m	£m

Balance Sheet

Non-current assets	236	12,722	16,188	—	439	39

Current assets	6,732	6,379	25,441	—	749	16

Non-current liabilities	1,580	15,405	14,918	—	6,864	10

Non-current borrowings	1,571	15,168	14,590	—	6,741	—

Other non-current liabilities	9	237	328	—	123	10

Current liabilities	139	3,800	25,273	—	3,590	3

Current borrowings	13	3,706	24,816	—	2,979	1

Other current liabilities	126	94	457	—	611	2

Intercompany Transactions - Balance Sheet

Amounts due from non-issuer/non-guarantor subsidiaries	6,690	15,415	38,851	—	1,160	16

Amounts due to non-issuer/non-guarantor subsidiaries	101	2,773	19,190	—	81	1

Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	24,012	1,419